COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2019
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

NOTE 17 – COMMITMENTS AND CONTINGENCIES

Litigation

From time to time, the Company may be subject to routine litigation, claims, or disputes in the ordinary course of business. The Company defends itself vigorously in all such matters. In the opinion of management, no pending or known threatened claims, actions or proceedings against the Company are expected to have a material adverse effect on its financial position, results of operations or cash flows. However, the Company cannot predict with certainty the outcome or effect of any such litigation or investigatory matters or any other pending litigation or claims. There can be no assurance as to the ultimate outcome of any such lawsuits and investigations. The Company has no significant pending litigation as of December 31, 2019.

Commitments

As a requirement to acquire and maintain the operatorship of oil and gas blocks in Indonesia, the Company follows a work program and budget that includes firm capital commitments.

Currently, Kruh Block is operated under a TAC until May 2020. The Company has material commitments in regards to Kruh Block and material commitments in regards to the exploration activity in the Citarum block and development and exploration activities in Kruh Block following the extension of the operatorship in May 2020. The Company has also entered into a joint study program for the Rangkas area to evaluate the oil and gas potential of the area. The following table summarizes future commitments amounts on an undiscounted basis as of December 31, 2019 for all the planned expenditures to be carried out in Kruh, Citarum and Rangkas blocks:

		Future commitments
	Nature of			2022 and
	commitments	2020	2021	beyond
Kruh Block TAC
Operating lease commitments	(a)	$358,400	$—	$—
Abandonment and site restoration	(b)	158,214	—	—
Total commitments -Kruh TAC		$516,614	$—	$—
Citarum Block PSC
Environmental baseline assessment	(c)	$29,793	$—	$—
G&G studies	(c)	68,686	233,088	—
2D seismic	(c)	—	3,300,000	—
Total commitments -Citarum PSC		$98,479	$3,533,088	$—
Kruh Block KSO
Operating lease commitments	(a)	$83,639	$—	$—
G&G studies	(c)	150,000	300,000	—
Sand Fracturing	(c)	200,000	—	—
2D seismic	(c)	—	1,250,000	—
3D seismic	(c)	—	1,250,000	—
Drilling and sand fracturing	(c)	1,200,000	1,200,000	—
Reopening	(c)	—	50,000	—
Bank guarantee	(d)	483,300	—	—
Total commitments -Kruh KSO		$2,116,939	$4,050,000	$—
Total Commitments		$2,732,032	$7,583,088	$—

Nature of commitments:

(a)

Operating lease commitments are contracts that allow for the use of an asset but does not convey rights of ownership of the asset. An operating lease represents an off-balance sheet financing of assets, where a leased asset and associated liabilities of future rent payments are not included on the balance sheet of a company. An operating lease represents a rental agreement for an asset from a lessor under the terms. Most of the operating leases are related with the equipment and machinery used in oil production. Rental expenses under operating leases for the years ended December 31, 2019, 2018 and 2017 were $1,184,831,  $901,106 and $958,023, respectively.

(b)

Abandonment and site restoration are primarily upstream asset removal costs at the completion of a field life related to or associated with site clearance, site restoration, and site remediation, based on government rules.

(c)

Firm capital commitments represent legally binding obligations with respect to the KSO of Kruh Block or the PSC of the Citarum Block in which the contract specifies the minimum exploration or development work to be performed by the Company within the first three years of the contract. In certain cases where the Company executes contracts requiring commitments to a work scope, those commitments have been included to the extent that the amounts and timing of payments can be reliably estimated.

(d)	Bank guarantee is a requirement for the assignment and securing of an oil block operatorship contract to guarantee the performance of the Company with respect to the firm capital commitments.